UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
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Form 13F File Number:  028-11141
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Tony Hynes         Los Angeles, California         11/15/2010
------------------------   -------------------------   ------------------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        52
                                               -------------

Form 13F Information Table Value Total:        $1,330,830
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                      FORM 13F INFORMATION TABLE
              COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
           NAME OF ISSUER       TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
ACTUANT CORP                  SDCV 2.000%11/1   00508X AB 0   2,932   2,485,000 PRN        SOLE               2,485,000
AIRGAS INC                    COM               009363 10 2  40,770     600,000 SH         SOLE                 600,000
ALCON INC                     COM SHS           H01301 10 2  55,358     331,900 SH         SOLE                 331,900
APACHE CORP                   COM               037411 10 5  16,121     164,900 SH         SOLE                 164,900
BALLY TECHNOLOGIES INC        COM               05874B 10 7  21,008     601,100 SH         SOLE                 601,100
BARNES GROUP INC              NOTE 3.750% 8/0   067806 AB 5  12,029  11,739,000 PRN        SOLE              11,739,000
BORGWARNER INC                NOTE 3.500% 4/1   099724 AF 3   6,216   3,725,000 PRN        SOLE               3,725,000
BOSTON SCIENTIFIC CORP        COM               101137 10 7  30,106   4,911,300 SH         SOLE               4,911,300
CONTINENTAL AIRLS INC         NOTE 5.000% 6/1   210795 PJ 3  10,110   8,000,000 PRN        SOLE               8,000,000
CORELOGIC INC                 COM               21871D 10 3   4,636     241,977 SH         SOLE                 241,977
CORRECTIONS CORP AMER NEW     COM NEW           22025Y 40 7  15,166     614,500 SH         SOLE                 614,500
CUBIST PHARMACEUTICALS INC    NOTE 2.250% 6/1   229678 AC 1   7,638   7,500,000 PRN        SOLE               7,500,000
DAVITA INC                    COM               23918K 10 8  28,282     409,700 SH         SOLE                 409,700
DISCOVERY COMMUNICATNS NEW    COM SER C         25470F 30 2  48,310   1,265,000 SH         SOLE               1,265,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743 10 5 100,280   2,000,000 SH  PUT    SOLE               2,000,000
ENDO PHARMACEUTICALS HLDGS I  COM               29264F 20 5   8,310     250,000 SH         SOLE                 250,000
FIRST AMERN FINL CORP         COM               31847R 10 2   3,615     241,977 SH         SOLE                 241,977
FORD MTR CO DEL               *W EXP 01/01/201  345370 13 4   7,674   1,793,085 SH         SOLE               1,793,085
GENZYME CORP                  COM               372917 10 4  89,507   1,264,400 SH  CALL   SOLE               1,264,400
HEALTH CARE REIT INC          NOTE 4.750% 7/1   42217K AQ 9  12,227  11,000,000 PRN        SOLE              11,000,000
HEALTHSPRING INC              COM               42224N 10 1  25,323     980,000 SH         SOLE                 980,000
HERTZ GLOBAL HOLDINGS INC     COM               42805T 10 5  18,691   1,765,000 SH         SOLE               1,765,000
LIBERTY MEDIA CORP            DEB 3.500% 1/1    530715 AN 1  16,337  30,500,000 PRN        SOLE              30,500,000
LIBERTY MEDIA CORP NEW        CAP COM SER A     53071M 30 2  18,898     363,000 SH         SOLE                 363,000
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U 10 0  33,927     606,600 SH         SOLE                 606,600
MEAD JOHNSON NUTRITION CO     COM               582839 10 6  16,764     294,562 SH         SOLE                 294,562
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470K AA 2  17,941  16,578,000 PRN        SOLE              16,578,000
NETAPP INC                    NOTE 1.750% 6/0   64110D AB 0  16,308  10,000,000 PRN        SOLE              10,000,000
NEWS CORP                     CL A              65248E 10 4  75,820   5,805,500 SH         SOLE               5,805,500
NORTHROP GRUMMAN CORP         COM               666807 10 2  42,441     700,000 SH  CALL   SOLE                 700,000
OIL SVC HOLDRS TR             DEPOSTRY RCPT     678002 10 6   5,476      48,400 SH         SOLE                  48,400
ON SEMICONDUCTOR CORP         NOTE 1.875%12/1   682189 AD 7  20,097  16,500,000 PRN        SOLE              16,500,000
ON SEMICONDUCTOR CORP         NOTE 4/1          682189 AE 5   6,464   6,500,000 PRN        SOLE               6,500,000
PACTIV CORP                   COM               695257 10 5  12,368     375,000 SH  CALL   SOLE                 375,000
PACTIV CORP                   COM               695257 10 5  18,551   5,625,000 SH  PUT    SOLE               5,625,000
PACTIV CORP                   COM               695257 10 5  24,260     735,600 SH         SOLE                 735,600
PFIZER INC                    COM               717081 10 3   1,030      60,000 SH         SOLE                  60,000
PIER 1 IMPORTS INC            NOTE 6.375% 2/1   720279 AH 1   1,037   1,000,000 PRN        SOLE               1,000,000
POTASH CORP SASK INC          COM               73755L 10 7  22,413     155,600 SH         SOLE                 155,600
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y 50 6  25,115     448,000 SH         SOLE                 448,000
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y 60 5  20,685   1,442,000 SH         SOLE               1,442,000
SEMPRA ENERGY                 COM               816851 10 9  61,106   1,135,800 SH         SOLE               1,135,800
SPDR GOLD TRUST               GOLD SHS          78463V 10 7  79,611     622,400 SH         SOLE                 622,400
SPDR GOLD TRUST               GOLD SHS          78463V 10 7  38,373     300,000 SH  PUT    SOLE                 300,000
TFS FINL CORP                 COM               87240R 10 7  28,212   3,069,900 SH         SOLE               3,069,900
UAL CORP                      DBCV 5.000% 2/0   902549 AE 4  21,554  21,500,000 PRN        SOLE              21,500,000
UNITEDHEALTH GROUP INC        COM               91324P 10 2  35,110   1,000,000 SH  CALL   SOLE               1,000,000
UNITEDHEALTH GROUP INC        COM               91324P 10 2  14,044     400,000 SH         SOLE                 400,000
VERIFONE SYS INC              NOTE 1.375% 6/1   92342Y AB 5     599     600,000 PRN        SOLE                 600,000
VERISIGN INC                  COM               92343E 10 2  31,740   1,000,000 SH         SOLE               1,000,000
WELLPOINT INC                 COM               94973V 10 7  39,648     700,000 SH  CALL   SOLE                 700,000
WESCO INTL INC                DBCV 2.625%10/1   95082P AE 5  20,590  20,134,000 PRN        SOLE              20,134,000

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